Deferred Tax Liabilities - Change in deferred tax (Details) - SEK (kr) kr in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Reconciliation of changes in deferred tax liability (asset) [abstract]
Cost at Opening Balance	kr 30,857	kr 37,454	kr 37,454
Tax loss carried forward	(5,135)	(3,431)	(5,065)
Exchange difference on translation	390	1,024	(1,532)
Cost at Closing Balance	kr 26,112	kr 35,047	kr 30,857